OTHER INCOME AND EXPENSES (Tables)	12 Months Ended
Jun. 30, 2019
OTHER INCOME AND EXPENSES [Abstract]
Other Income and Expenses
		2019	2018	2017
	Note	US$	US$	US$

Other income
Net foreign exchange gain		234,090	52,538	—
		234,090	52,538	—

Other expenses
Net foreign exchange loss		—	—	(619)

Depreciation, amortisation and impairment
Included in corporate and administrative expenses:
Depreciation of plant and equipment	8	(8,812)	(1,259)	(1,133)
Included in exploration and evaluation expenses:
Impairment of exploration and evaluation asset	7	—	—	(39,251)
		(8,812)	(1,259)	(40,384)

Employee benefits expense (including KMP)
Wages, salaries and fees		(1,983,144)	(1,649,294)	(432,101)
Defined contribution plans		(51,432)	(18,876)	(14,179)
Other employee benefits		(159,030)	(66,735)	—
Share based payments	15	(438,375)	(1,172,164)	(861,973)
		(2,631,981)	(2,907,069)	(1,299,253)